Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Dynamic 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 93.0%
BlackRock Advantage Emerging Markets Fund, Class K	37,036	$337,769
BlackRock Tactical Opportunities Fund, Class K	31,200	451,461
Diversified Equity Master Portfolio	$5,274,589	5,274,589
International Tilts Master Portfolio	$1,499,936	1,499,936
iShares Developed Real Estate Index Fund, Class K	37,571	314,465
iShares MSCI Canada ETF	6,846	229,067
iShares MSCI EAFE ETF(b)	993	68,438
iShares MSCI EAFE Small-Cap ETF(b)	4,316	243,725
iShares Russell 2000 ETF(b)	346	61,152

		8,480,602

Fixed-Income Funds — 2.0%
BlackRock Diversified Fixed Income Fund	327	3,026
BlackRock High Yield Bond Portfolio, Class K	11,454	76,853
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	859	87,635
iShares TIPS Bond ETF	105	10,891

		178,405

Security	Shares	Value

Money Market Funds — 17.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	444,906	$445,039
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)	1,101,297	1,101,297

		1,546,336

Total Investments — 112.0% (Cost: $10,434,603)		10,205,343

Liabilities in Excess of Other Assets — (12.0)%		(1,089,930)

Net Assets — 100.0%		$9,115,413

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$329,216	$2,030		$—		$—	$6,523	$337,769	37,036	$2,029		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	540,955	—		(95,866	)(a)	91	(141)	445,039	444,906	1,194	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	533,437	567,860	(a)	—		—	—	1,101,297	1,101,297	32,614		—
BlackRock Diversified Fixed Income Fund	—	3,264		—		—	(238)	3,026	327	53		—
BlackRock High Yield Bond Portfolio, Class K	60,781	15,668		—		—	404	76,853	11,454	4,553		—
BlackRock Tactical Opportunities Fund, Class K	300,901	146,221		—		—	4,339	451,461	31,200	14,620		—
Diversified Equity Master Portfolio	3,260,123	1,711,305	(a)(c)	—		677,884	(374,723)	5,274,589	$5,274,589	131,969		—
International Tilts Master Portfolio	783,503	749,907	(a)(c)	—		122,801	(156,275)	1,499,936	$1,499,936	66,965		—
iShares Developed Real Estate Index Fund, Class K	157,669	247,999		(75,000)		(10,074)	(6,129)	314,465	37,571	3,718		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	51,028	41,107		—		—	(4,500)	87,635	859	2,197		—
iShares MSCI Canada ETF	179,655	47,029		—		—	2,383	229,067	6,846	1,899		—
iShares MSCI EAFE ETF	81,919	—		(18,092)		2,882	1,729	68,438	993	1,637		—
iShares MSCI EAFE Small-Cap ETF	205,643	83,646		(45,319)		376	(621)	243,725	4,316	3,421		—
iShares Russell 2000 ETF	60,329	—		—		—	823	61,152	346	681		—

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2065 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
iShares TIPS Bond ETF	$—	$10,891	$—		$—	$—	$10,891	105	$—	$ —
Master Total Return Portfolio(d)	10,043	—	(11,203	)(a)(c)	(365)	1,525	—	$—	186	—

					$793,595	$(524,901)	$10,205,343		$267,736	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	2	12/15/23	$204	$(5,116)
MSCI Emerging Markets Index	11	12/15/23	526	(13,170)
Russell 2000 E-Mini Index	2	12/15/23	180	(3,935)
S&P 500 Micro E-Mini Index	4	12/15/23	87	(2,140)
U.S. Long Bond	1	12/19/23	114	(6,212)

				$(30,573)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	132,428	USD	84,789	Goldman Sachs International	12/20/23	$584
CAD	117,581	USD	86,231	JPMorgan Chase Bank N.A.	12/20/23	444
USD	8,614	EUR	8,000	JPMorgan Chase Bank N.A.	12/20/23	126

						1,154

CAD	13,000	USD	9,651	Morgan Stanley & Co. International PLC	12/20/23	(69)
EUR	13,000	USD	13,884	Goldman Sachs International	12/20/23	(89)
EUR	159,422	USD	171,621	Morgan Stanley & Co. International PLC	12/20/23	(2,454)
USD	5,868	CAD	8,000	Morgan Stanley & Co. International PLC	12/20/23	(30)

						(2,642)

						$(1,488)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2065 Fund

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency
1-Day SOFR plus 0.22%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Merrill Lynch International	N/A	11/10/23	USD 151	$(8,297)	$—	$(8,297)
1-Day SOFR plus 0.30%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/10/23	USD 16	(882)	—	(882)
1-Day SOFR plus 0.35%, 5.31%	Monthly	Russell 1000 Value Index Total Return (RU10VATR)	Monthly	JPMorgan Chase Bank N.A.	N/A	11/10/23	USD 13	(405)	—	(405)

								$(9,584)	$—	$(9,584)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,706,077	$—	$—	$1,706,077
Fixed-Income Funds	178,405	—	—	178,405
Money Market Funds	1,546,336	—	—	1,546,336

	$3,430,818	$—	$—	3,430,818

Investments Valued at NAV(a)				6,774,525

				$10,205,343

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$1,154	$—	$1,154
Liabilities
Equity Contracts	(24,361)	(9,584)	—	(33,945)

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(2,642)	$—	$(2,642)
Interest Rate Contracts	(6,212)	—	—	(6,212)

	$(30,573)	$(11,072)	$—	$(41,645)

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	4